Other Operating (Losses) Gains, Net - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Other Operating Gains [Line Items]
Other operating losses net	$ 29		$ 70
Other operating gains, net	$ (29)	$ 347	$ (70)	$ 364
Other subsidiaries [member]
Disclosure of Other Operating Gains [Line Items]
Gains on disposals of subsidiary				23
Elite Business [Member]
Disclosure of Other Operating Gains [Line Items]
Gains on disposals of subsidiary		$ 347		$ 347